Organization (Details Narrative) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001